Interest in Other Entities (Details) - Schedule of summarized statement of cash flows - USD ($) $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Interest in Other Entities (Details) - Schedule of summarized statement of cash flows [Line Items]
Cash flow used in operating activities		$ 200		$ 3
Cash flow used in investing activities		(97)		43
Cash flow from financing activities		(325)		(337)
Net increase in cash and cash equivalents		(222)		$ (383)
Eventer Technologies Ltd [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of cash flows [Line Items]
Cash flow used in operating activities		874
Cash flow used in investing activities		(132)
Cash flow from financing activities		819
Net increase in cash and cash equivalents		$ 1,561
Jeff’s Brands Ltd [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of cash flows [Line Items]
Cash flow used in operating activities	[1]				$ (347)
Cash flow used in investing activities	[1]				52
Cash flow from financing activities	[1]				1,032
Net increase in cash and cash equivalents	[1]				$ 737
Gix Internet Ltd [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of cash flows [Line Items]
Cash flow used in operating activities	[1]		$ (310)
Cash flow used in investing activities	[1]		(4,729)
Cash flow from financing activities	[1]		4,899
Net increase in cash and cash equivalents	[1]		$ (140)

[1]	translated at average exchange rates for the period.